Provision for Income Taxes - Components of Income (Loss) Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Before Taxes [Line Items]
Netherlands	$ (93)	$ (27)	$ (490)
Foreign	68	127	135
Income (loss) before income taxes	$ (25)	$ 100	$ (355)